CAPITALIZATION (Details Narrative) - USD ($)					1 Months Ended	2 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Aug. 08, 2024	Dec. 23, 2022	Dec. 22, 2022	Sep. 01, 2022	Mar. 31, 2024	Mar. 13, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 06, 2024
Common stock, shares authorized							200,000,000				200,000,000		200,000,000	200,000,000
Common stock, shares issued							10,196,884				10,196,884		8,401,047	8,401,047
Common stock, shares outstanding							10,196,884				10,196,884		8,401,047	8,401,047
Common stock, par value							$ 0.01				$ 0.01		$ 0.01	$ 0.01
Proceeds from issuance of common stock	$ 2,500,000										$ 3,375,590
Purchase ordinary shares							$ 2,461,970	$ 38,064	$ 316,047
Class of warrant or right, number of securities called by warrants or rights							4,734,624				4,734,624		3,090,787
Shares issued, price per share	$ 1.825
Noninterest expense offering cost	$ 500,000
Investor [Member]
Shares issued	1,643,837
Subsequent Event [Member]
Proceeds from issuance of common stock						$ 300,000
Shares issued						137,836
At The Market Offering Agreement [Member] | HC Wainwright and Co LLC [Member]
Common stock, par value				$ 0.01											$ 0.00
Proceeds from issuance of common stock				$ 3,700,000							$ 400,000
Shares issued											152,000
At The Market Offering Agreement [Member] | HC Wainwright and Co LLC [Member] | Subsequent Event [Member]
Proceeds from issuance of common stock					$ 300,000
Shares issued					137,836
Purchase Agreements [Member] | Lincoln Park Capital Fund L L C [Member]
Shares issued		142,450	142,450
Purchase ordinary shares			$ 20,000,000.0
Commitments shares description			(i) issued to Lincoln Park 142,450 shares of common stock, as the initial commitment shares, and (ii) will issue additional commitment shares, of common stock equal to $125,000 divided by the arithmetic average of the ten (10) Nasdaq Official Closing Prices (as defined in the Purchase Agreement) for the common stock immediately preceding the date that the Company has sold over $10,000,000 of shares to Lincoln Park, (to be appropriately adjusted for any reorganization, recapitalization, non-cash dividend, stock split, reverse stock split or other similar transaction) provided that the additional commitment shares number shall be no greater than 76,220. On December 23, 2022, the Company filed a Form S-1 covering the resale of up to 4,000,000 shares of common stock comprised of (i) 142,450 initial commitment shares, (ii) up to a maximum of 76,220 additional commitment shares, and (iii) up to 3,781,330 shares of common stock reserved for issuance and sale to Lincoln Park under the Purchase Agreement.
Additional commitment shares as dividend			$ 125,000
Sale of stock consideration received			$ 10,000,000
Commitment shares to be issued upon certain conditions		76,220	76,220
Number of resale common stock comprised			4,000,000
Purchase Agreements [Member] | Lincoln Park Capital Fund L L C [Member] | Maximum [Member]
Commitment shares to be issued upon certain conditions		3,781,330
Warrant [Member]
Weighted average exercise price							$ 8.75				$ 8.75		$ 12.50
Weighted average, remaining contractual life											3 years 1 month 6 days		3 years
Class of warrant or right, exercise price of warrants or rights	$ 1.70
Warrants and rights outstanding, term	5 years
Warrant [Member] | Private Placement [Member]
Class of warrant or right, number of securities called by warrants or rights	1,643,837
Warrant [Member]
Warrants outstanding to purchase							4,048,188			3,090,787	3,409,921	3,090,787	3,090,787	3,090,787